Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories
	2017	2016

Raw materials	$184,490	$80,839
Work in progress	127,530	33,012
Finished goods	1,905,782	23,065
Total inventories	$2,217,802	$136,916